Trade Receivables - Narrative (Details)	12 Months Ended
Jun. 30, 2020
Trade receivables | Customer One | Customer Concentration Risk | Solution partners
Disclosure of detailed information about financial instruments [line items]
Concentration risk, percentage	0.11